UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-86606
File No. 811-03850

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 42	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 42

(Check appropriate box or boxes.)

DELAWARE GROUP TAX-FREE FUND
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	December 29, 2011

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 42 to Registration File No. 002-86606 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectuses (2)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information (1)

6.	Signatures

7.	Exhibits

This Post-Effective Amendment relates only to the Class A, B, C and Institutional shares of the Registrant's two series, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund.

(1)

This Post-Effective Amendment contains two Prospectuses and a Statement of Additional Information for two registrants (each of which offers its shares in one or more series). A separate post-effective amendment, which includes the common Prospectuses and Statement of Additional Information and its own Part C, is being filed for the other registrant.

The Prospectuses and Statement of Additional Information contained in this Post-Effective Amendment relate to the Class A, B, C and Institutional shares of the Registrant's two series, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, and also to the Delaware National High-Yield Municipal Bond Fund series of Voyageur Mutual Funds. The Part C contained in this Post-Effective Amendment relates only to the Registrant's two series. A separate post-effective amendment which includes the Prospectuses and Statement of Additional Information as they relate to the Delaware National High-Yield Municipal Bond Fund and its own Part C is being filed for Voyageur Mutual Funds.

Prospectus

Fixed income

December 29, 2011

Nasdaq ticker symbols
Delaware Tax-Free USA Fund
Class A	DMTFX
Class B	DTFCX
Class C	DUSCX
Delaware Tax-Free USA Intermediate Fund
Class A	DMUSX
Class B	DUIBX
Class C	DUICX
Delaware National High-Yield Municipal Bond Fund
Class A	CXHYX
Class B	DVNYX
Class C	DVHCX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summaries

Delaware Tax-Free USA Fund

What is the Fund's investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C
Management fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.94%	1.70%	1.70%
Fee waivers and expense reimbursements	(0.14%) [2]	(0.14%) [2]	(0.14%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%	1.56%	1.56%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C
1 year	$528	$159	$559	$159	$259
3 years	$723	$522	$747	$522	$522
5 years	$934	$910	$1,060	$910	$910
10 years	$1,540	$1,795	$1,795	$1,997	$1,997

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 7.87%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.63% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.71% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-1.62%	2.42%	4.07%
Class A return after taxes on distributions	-1.62%	2.42%	4.07%
Class A return after taxes on distributions and sale of Fund shares	0.56%	2.68%	4.41%
Class B return before taxes	-1.82%	2.30%	3.89%
Class C return before taxes	1.13%	2.58%	3.75%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. We may reduce or waive these minimums in certain cases. As of
May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free USA Intermediate Fund

What is the Fund's investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	2.00%[1]	1.00%[1]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C
Management fees	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.98%	1.68%	1.68%
Fee waivers and expense reimbursements	(0.23%) [2]	(0.08%) [2]	(0.08%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%	1.60%	1.60%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 29, 2011 through December 28, 2012 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C
1 year	$349	$163	$363	$163	$263
3 years	$556	$522	$622	$522	$522
5 years	$780	$905	$905	$905	$905
10 years	$1,423	$1,794	$1,794	$1,980	$1,980

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 6.05%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.88% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.05% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-0.59%	3.05%	4.38%
Class A return after taxes on distributions	-0.59%	3.05%	4.38%
Class A return after taxes on distributions and sale of Fund shares	0.85%	3.12%	4.31%
Class B return before taxes	-0.60%	2.75%	4.21%
Class C return before taxes	0.47%	2.75%	3.79%
Barclays Capital 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	4.67%	4.93%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. We may reduce or waive these minimums in certain cases. As of
May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware National High-Yield Municipal Bond Fund

What is the Fund's investment objective?

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.01%	1.76%	1.76%
Fee waivers and expense reimbursements	(0.16%) [2]	(0.16%) [2]	(0.16%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%	1.60%	1.60%
1

If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C
1 year	$533	$163	$563	$163	$263
3 years	$742	$539	$764	$539	$539
5 years	$968	$939	$1,089	$939	$939
10 years	$1,617	$1,862	$1,862	$2,060	$2,060

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware National High-Yield Municipal Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 8.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 14.79% for the quarter ended September 30, 2009, and its lowest quarterly return was -14.15% for the quarter ended December 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	0.35%	2.47%	4.20%
Class A return after taxes on distributions	0.35%	2.47%	4.20%
Class A return after taxes on distributions and sale of Fund shares	2.04%	2.83%	4.33%
Class B return before taxes	0.26%	2.39%	4.04%
Class C return before taxes	3.24%	2.65%	3.89%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. We may reduce or waive these minimums in certain cases. As of
May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general description of the investment strategies used to manage the Funds and a list of securities in which the Funds may invest.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity of between 3 and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in a Fund experiencing less price volatility when interest rates rise or fall.

The investment objective of each Fund described in this Prospectus is fundamental. This means the Boards of Trustees (each, a "Board" and together, the "Boards") may not change the objective without obtaining shareholder approval. If an objective were changed, we would notify the shareholders at least 60 days before the change in the objective became effective.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may also be free of state income taxes in the state where they are issued. Please see the Funds' Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax. See "Private activity or private placement bonds" below for more information.

How the Funds use them: Under normal conditions, each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest at least 80% of its assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest in both investment grade and below-investment-grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below-investment-grade bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower-rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds (junk bonds)

High yield, high-risk municipal bonds are debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominantly speculative.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities. Delaware National High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them : Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limit in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them : Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limit in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund's distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware National High-Yield Municipal Bond Fund may invest without limit in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered a form of borrowing.

How the Funds use them : Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets.

Delaware National High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds, which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with the Fund's respective investment objective and policies.

The Manager may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's total net assets. Delaware National High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below-investment-grade.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (such as a bond default, bankruptcy, restructuring) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines, without selling a bond or bonds.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to a Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to each Fund's 15% limitation on the aggregate notional amount of credit default swaps when a Fund is selling protection a security or purchasing protection on a security that the Fund does not own) as long as each Fund's investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware National High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below-investment-grade.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limit in investment-grade municipal lease obligations, primarily through COPs, rated above BBB- by S&P, above Baa by Moody's, similarly rated by another NRSRO, or those that are deemed to be of comparable quality.  Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may also invest up to 20% their respective net assets in below-investment-grade municipal lease obligations rated BBB- or lower by S&P, Baa3 or lower by Moody's, or similarly rated by another NRSRO.  Delaware National High-Yield Municipal Bond Fund may invest in below-investment-grade municipal lease obligations without limit.

As with a Fund's other investments, we expect its investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Other investment strategies

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions but normally does not do so. Each Fund may borrow up to 10% of the value of its total assets (20% for Delaware National High-Yield Municipal Bond Fund). A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Lending securities

Delaware Tax-Free USA Intermediate Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Fund.

Concentration

Where the Manager feels there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions

In response to unfavorable market conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with each Fund's investment objective. To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds.  You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund do not try to increase return by predicting and aggressively capitalizing on interest rate moves. In an attempt to reduce interest rate risk, the Manager will adjust a Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

In an attempt to reduce interest rate risk, the Manager will adjust Delaware National High-Yield Municipal Bond Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds spread their assets across different types of municipal bonds and among bonds representing different industries and regions throughout the country in order to minimize the impact that a poorly performing security would have on a Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolio.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate each Fund's investments in just a few industries. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; the Funds focus on high-quality bonds and limit their holdings of bonds rated below investment grade (except for Delaware National High-Yield Municipal Bond Fund); and the Funds hold a number of different bonds in the portfolios. All of this is designed to help reduce credit risk.

Delaware National High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond (junk bond) risks

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund limit the amount of their respective portfolios which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware National High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, the Manager may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. The Manager will generally not use derivatives for reasons inconsistent with a Fund's investment objectives.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund each may invest up to 20% of their assets in bonds whose income is subject to the federal alternative minimum tax.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:   We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:   We evaluate the economic and political climate in the country or countries in which a Fund may invest before selecting securities. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services.  For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers, of 0.40%, 0.42%, and 0.39% of the average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, during the last fiscal year.

A discussion of the basis for the Boards' approval of the Funds' investment management agreements is available in the Funds' annual report to shareholders for the fiscal year ended
August 31, 2011.

Portfolio managers

Joseph R. Baxter and Stephen J. Czepiel have an equal role in the management of the Funds. Mr. Baxter and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003 and July 2007, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department's investment strategy. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor's degree in finance and marketing from La Salle University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
 Stephen J. Czepiel is a member of the firm's municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm's municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor's degree in finance and economics from Duquesne University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Boards, for overseeing the Funds' sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Funds rely on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

  Class A shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Delaware Tax-Free USA Intermediate Fund have an up-front sales charge of up to 2.75%.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% with respect to Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% with respect to Delaware Tax-Free USA Intermediate Fund (currently limited to 0.15%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class B shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current net asset value (NAV), the percentage rate of the sales charge, and rounding.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
Delaware Tax-Free USA Intermediate Fund
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.00%	1.01%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem them within the second year; and 0.75% if you redeem shares of Delaware Tax-Free USA Intermediate Fund within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the amount of dealer compensation that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Funds' Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. In addition, because the Funds' or their Distributor's ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Funds may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them (three years for Delaware Tax-Free USA Intermediate Fund).

  If you redeem Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. For Delaware Tax-Free USA Intermediate Fund, the CDSC is 2.00% during the first year, 1.00% during the second and third years, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  For approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% for Delaware Tax-Free USA Intermediate Fund. Conversion may occur as late as three months after, as applicable, the eighth anniversary of purchase (fifth anniversary for Delaware Tax-Free USA Intermediate Fund), during which time Class B's higher 12b-1 fee applies.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

Each share class of a Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges — Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Delaware Tax-Free USA Fund and					Delaware Tax-Free USA Intermediate Fund
	Delaware National High-Yield Municipal Bond Fund
	Class A1	Class B2	Class C3	Class A1	Class B2	Class C3
Commission (%)	—	4.00%	1.00%	—	2.00%	1.00%
Investment less than $100,000	4.00%	—	—	2.35%	—	—
$100,000 but less than $250,000	3.00%	—	—	1.75%	—	—
$250,000 but less than $500,000	2.00%	—	—	0.75%	—	—
$500,000 but less than $1 million	1.60%	—	—	0.75%	—	—
$1 million but less than $5 million	1.00%	—	—	0.75%	—	—
$5 million but less than $25 million	0.50%	—	—	0.50%	—	—
$25 million or more	0.25%	—	—	0.25%	—	—
12b-1 fee to dealer	0.30%	0.25%	1.00%	0.15%	0.15%	1.00%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% of the 12b-1 fee applicable to Class A shares of Delaware Tax-Free USA Intermediate Fund. However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free USA Intermediate Fund from December 29, 2011 through December 28, 2012.
2 On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00% (2.00% for Delaware Tax-Free USA Intermediate Fund). Your securities dealer may also be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund), Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% 12b-1 service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of Fund shares.

For more information, please see the SAI.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent

Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Not available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent.

Rights of accumulation

You can combine your holdings or purchases of all Delaware Investments ® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Although the rights of accumulation do not apply to the purchase of Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007 with your purchase of Class A shares to qualify for rights of accumulation.	Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your rights of accumulation.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class B and Class C
You will not have to pay an additional front-end sales charge.	Not available

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Funds reserve the right to modify or terminate these arrangements at any time.

  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve® Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments ® Funds' website at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.

The Funds' applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Classes A1, B, and C
Available

Redemptions that result from the right to liquidate a shareholder's account

Redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A1, B, and C
Available

Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code)) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A1, B, and C
Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

Class A1	Classes B and C
Available	Not available

1 The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through our automated telephone service or through our website, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the fund's NAV may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and which is subject to the Boards' oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through our automated telephone service or through our website, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions.  See the SAI for more information on redemptions-in-kind.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.

Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through the systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Boards have adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limit, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (Internal Revenue Code). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions.   Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both as described below.

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes and, possibly, corporate income taxes, they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or redemptions of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.  Beginning with the 2012 calendar year, a Fund will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using a Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on Delaware Investments' website at www.delawareinvestments.com as the information becomes available.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or redemption of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors.   Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the 2011 and 2010 fiscal years has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 523-1918.  For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Tax-Free USA Fund

	Year ended
Class A shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$11.630	$10.890	$10.970	$11.230	$11.570
Income (loss) from investment operations:
Net investment Income	0.503	0.522	0.479	0.462	0.466
Net realized and unrealized gain (loss) on investments	(0.330)	0.740	(0.081)	(0.260)	(0.337)
Total from investment operations	0.173	1.262	0.398	0.202	0.129
Less dividends and distributions from:
Net investment income	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)
Total dividends and distributions	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)
Net asset value, end of period	$11.300	$11.630	$10.890	$10.970	$11.230
Total return[1]	1.65%	11.85%	3.91%	1.82%	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$589,175	$581,931	$536,420	$510,822	$735,584
Ratio of expenses to average net assets	0.80%	0.80%	0.84%	0.85%	0.87%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.94%	0.95%	0.97%	0.94%	0.95%
Ratio of net investment income to average net assets	4.52%	4.64%	4.60%	4.13%	4.03%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.38%	4.49%	4.47%	4.04%	3.95%
Portfolio turnover	49%	32%	66%	28%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free USA Fund

	Year ended
Class B shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$11.620	$10.880	$10.960	$11.230	$11.570
Income (loss) from investment operations:
Net investment Income	0.418	0.437	0.399	0.378	0.378
Net realized and unrealized gain (loss) on investments	(0.330)	0.740	(0.080)	(0.270)	(0.337)
Total from investment operations	0.088	1.177	0.319	0.108	0.041
Less dividends and distributions from:
Net investment income	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)
Total dividends and distributions	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)
Net asset value, end of period	$11.290	$11.620	$10.880	$10.960	$11.230
Total return[1]	0.89%	11.01%	3.13%	0.96%	0.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,682	$5,373	$8,168	$11,812	$17,286
Ratio of expenses to average net assets	1.56%	1.56%	1.60%	1.61%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.70%	1.71%	1.73%	1.70%	1.71%
Ratio of net investment income to average net assets	3.76%	3.88%	3.84%	3.37%	3.27%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.62%	3.73%	3.71%	3.28%	3.19%
Portfolio turnover	49%	32%	66%	28%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free USA Fund

	Year ended
Class C shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$11.630	$10.890	$10.970	$11.230	$11.570
Income (loss) from investment operations:
Net investment Income	0.419	0.437	0.399	0.377	0.378
Net realized and unrealized gain (loss) on investments	(0.330)	0.740	(0.080)	(0.260)	(0.337)
Total from investment operations	0.089	1.177	0.319	0.117	0.041
Less dividends and distributions from:
Net investment income	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)
Total dividends and distributions	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)
Net asset value, end of period	$11.300	$11.630	$10.890	$10.970	$11.230
Total return[1]	0.88%	11.00%	3.13%	0.96%	0.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,552	$30,302	$20,542	$16,641	$16,871
Ratio of expenses to average net assets	1.56%	1.56%	1.60%	1.61%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.70%	1.71%	1.73%	1.70%	1.71%
Ratio of net investment income to average net assets	3.76%	3.88%	3.84%	3.37%	3.27%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.62%	3.73%	3.71%	3.28%	3.19%
Portfolio turnover	49%	32%	66%	28%	36%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free USA Intermediate Fund

	Year ended
Class A shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$12.110	$11.460	$11.250	$11.210	$11.470
Income (loss) from investment operations:
Net investment Income	0.381	0.423	0.388	0.383	0.414
Net realized and unrealized gain (loss) on investments	(0.260)	0.650	0.210	0.041	(0.260)
Total from investment operations	0.121	1.073	0.598	0.424	0.154
Less dividends and distributions from:
Net investment income	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)
Total dividends and distributions	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)
Net asset value, end of period	$11.850	$12.110	$11.460	$11.250	$11.210
Total return[1]	1.10%	9.53%	5.49%	3.83%	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$444,780	$481,004	$459,782	$407,729	$306,215
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.98%	1.00%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets	3.27%	3.59%	3.51%	3.38%	3.60%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.04%	3.34%	3.23%	3.10%	3.33%
Portfolio turnover	43%	27%	47%	28%	40%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free USA Intermediate Fund

	Year ended
Class B shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$12.100	$11.450	$11.240	$11.200	$11.460
Income (loss) from investment operations:
Net investment income	0.282	0.324	0.294	0.287	0.317
Net realized and unrealized gain (loss) on investments	(0.260)	0.650	0.210	0.041	(0.260)
Total from investment operations	0.022	0.974	0.504	0.328	0.057
Less dividends and distributions from:
Net investment income	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)
Total dividends and distributions	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)
Net asset value, end of period	$11.840	$12.100	$11.450	$11.240	$11.200
Total return[1]	0.25%	8.62%	4.61%	2.95%	0.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249	$511	$861	$1,272	$1,786
Ratio of expenses to average net assets	1.60%	1.60%	1.60%	1.60%	1.61%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.68%	1.70%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets	2.42%	2.74%	2.66%	2.53%	2.75%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.34%	2.64%	2.53%	2.40%	2.63%
Portfolio turnover	43%	27%	47%	28%	40%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free USA Intermediate Fund

	Year ended
Class C shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$12.110	$11.450	$11.240	$11.200	$11.470
Income (loss) from investment operations:
Net investment income	0.282	0.323	0.294	0.287	0.317
Net realized and unrealized gain (loss) on investments	(0.260)	0.660	0.210	0.041	(0.270)
Total from investment operations	0.022	0.983	0.504	0.328	0.047
Less dividends and distributions from:
Net investment income	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)
Total dividends and distributions	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)
Net asset value, end of period	$11.850	$12.110	$11.450	$11.240	$11.200
Total return[1]	0.25%	8.70%	4.60%	2.95%	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,398	$65,343	$40,232	$24,880	$28,237
Ratio of expenses to average net assets	1.60%	1.60%	1.60%	1.60%	1.61%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.68%	1.70%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets	2.42%	2.74%	2.66%	2.53%	2.75%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.34%	2.64%	2.53%	2.40%	2.63%
Portfolio turnover	43%	27%	47%	28%	40%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Class A shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$10.090	$8.920	$9.510	$10.030	$10.320
Income (loss) from investment operations:
Net investment Income	0.479	0.513	0.505	0.484	0.482
Net realized and unrealized gain (loss) on investments	(0.474)	1.169	(0.595)	(0.520)	(0.290)
Total from investment operations	0.005	1.682	(0.090)	(0.036)	0.192
Less dividends and distributions from:
Net investment income	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)
Total dividends and distributions	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)
Net asset value, end of period	$9.620	$10.090	$8.920	$9.510	$10.030
Total return[1]	0.23%	19.29%	(0.38%)	(0.37%)	1.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,629	$139,628	$68,812	$67,762	$65,143
Ratio of expenses to average net assets	0.85%	0.85%	0.90%	0.90%	0.91%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.01%	1.04%	1.08%	1.04%	1.03%
Ratio of net investment income to average net assets	5.03%	5.24%	6.06%	4.94%	4.66%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.87%	5.05%	5.88%	4.80%	4.54%
Portfolio turnover	57%	37%	67%	24%	37%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Class B shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$10.110	$8.940	$9.530	$10.050	$10.350
Income (loss) from investment operations:
Net investment Income	0.408	0.442	0.440	0.410	0.404
Net realized and unrealized gain (loss) on investments	(0.474)	1.169	(0.592)	(0.520)	(0.300)
Total from investment operations	(0.066)	1.611	(0.152)	(0.110)	0.104
Less dividends and distributions from:
Net investment income	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)
Total dividends and distributions	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)
Net asset value, end of period	$9.640	$10.110	$8.940	$9.530	$10.050
Total return[1]	(0.51%)	18.37%	(1.11%)	(1.12%)	0.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$768	$1,118	$1,448	$3,135	$5,972
Ratio of expenses to average net assets	1.60%	1.60%	1.65%	1.65%	1.66%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.76%	1.79%	1.83%	1.79%	1.78%
Ratio of net investment income to average net assets	4.28%	4.49%	5.31%	4.19%	3.91%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.12%	4.30%	5.13%	4.05%	3.79%
Portfolio turnover	57%	37%	67%	24%	37%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Class C shares	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
Net asset value, beginning of period	$10.130	$8.960	$9.550	$10.070	$10.360
Income (loss) from investment operations:
Net investment Income	0.409	0.442	0.441	0.410	0.404
Net realized and unrealized gain (loss) on investments	(0.474)	1.169	(0.592)	(0.520)	(0.290)
Total from investment operations	(0.065)	1.611	(0.151)	(0.110)	0.114
Less dividends and distributions from:
Net investment income	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)
Total dividends and distributions	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)
Net asset value, end of period	$9.660	$10.130	$8.960	$9.550	$10.070
Total return[1]	(0.51%)	18.33%	(1.11%)	(1.12%)	1.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,497	$36,384	$7,770	$6,998	$4,848
Ratio of expenses to average net assets	1.60%	1.60%	1.65%	1.65%	1.66%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.76%	1.79%	1.83%	1.79%	1.78%
Ratio of net investment income to average net assets	4.28%	4.49%	5.31%	4.19%	3.91%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.12%	4.30%	5.13%	4.05%	3.79%
Portfolio turnover	57%	37%	67%	24%	37%
1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain on investments."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Website: www.delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m.)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

    Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

      For convenient access to account information or current performance information on all Delaware Investments ® Funds seven days a week, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722.

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' website (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the
SEC at 202 551-8090.

PR-011 [8/11] PDF 17185 [12/11]

Investment Company Act numbers: 811-03850 and 811-07742

Prospectus

Fixed income

December 29, 2011

Nasdaq ticker symbols
Delaware Tax-Free USA Fund
Institutional Class	DTFIX
Delaware Tax-Free USA Intermediate Fund
Institutional Class	DUSIX
Delaware National High-Yield Municipal Bond Fund
Institutional Class	DVHIX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summaries

Delaware Tax-Free USA Fund

What is the Fund's investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.14%) [1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
1

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$57
3 years	$210
5 years	$376
10 years	$857

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.13%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 9.73% for the quarter ended September 30, 2009 and its lowest quarterly return was -4.70% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010

	1 year	Lifetime (12/31/08 to 12/31/10)
Return before taxes	3.15%	10.02%
Return after taxes on distributions	3.15%	10.03%
Return after taxes on distributions and sale of Fund shares	3.83%	9.35%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	7.52%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to your Client Services Representative at
800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (2) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (3) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (4) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (6) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free USA Intermediate Fund

What is the Fund's investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.68%
Fee waivers and expense reimbursements	(0.08%) [1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
1

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$61
3 years	$210
5 years	$371
10 years	$840

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 6.23%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 6.88% for the quarter ended September 30, 2009 and its lowest quarterly return was -4.05% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010

	1 year	Lifetime (12/31/08 to 12/31/10)
Return before taxes (inception date: 12/31/08)	2.80%	7.32%
Return after taxes on distributions	2.80%	7.33%
Return after taxes on distributions and sale of Fund shares	3.13%	6.83%
Barclays Capital 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.14%	6.25%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to your Client Services Representative at
800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (2) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (3) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (4) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (6) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware National High-Yield Municipal Bond Fund

What is the Fund's investment objective?

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.76%
Fee waivers	(0.16%) [1]
Total annual fund operating expenses after fee waivers	0.60%
1

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$61
3 years	$227
5 years	$407
10 years	$927

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk  — If a fund invests in bonds the income from which is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk  — Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index, to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk  — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware National High-Yield Municipal Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.27%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.74% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.88% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010

	1 year	Lifetime (12/31/08 to 12/31/10)
Return before taxes	5.38%	18.24%
Return after taxes on distributions	5.38%	18.26%
Return after taxes on distributions and sale of Fund shares	5.48%	16.65%
Baclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	7.52%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to your Client Services Representative at
800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (2) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (3) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (4) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (6) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general description of the investment strategies used to manage the Funds and a list of securities in which the Funds may invest.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity of between 3 and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in a Fund experiencing less price volatility when interest rates rise or fall.

The investment objective of each Fund described in this Prospectus is fundamental. This means the Boards of Trustees (each, a "Board" and together, the "Boards") may not change the objective without obtaining shareholder approval. If an objective were changed, we would notify the shareholders at least 60 days before the change in the objective became effective.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may also be free of state income taxes in the state where they are issued. Please see the Funds' Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax. See "Private activity or private placement bonds" below for more information.

How the Funds use them: Under normal conditions, each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest at least 80% of its assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest in both investment grade and below-investment-grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below-investment-grade bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower-rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds (junk bonds)

High yield, high-risk municipal bonds are debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominantly speculative.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities. Delaware National High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them : Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limit in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them : Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limit in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund's distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware National High-Yield Municipal Bond Fund may invest without limit in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered a form of borrowing.

How the Funds use them : Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets.

Delaware National High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds, which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with the Fund's respective investment objective and policies.

The Manager may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's total net assets. Delaware National High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below-investment-grade.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to a Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to each Fund's 15% limitation on the aggregate notional amount of credit default swaps when a Fund is selling protection a security or purchasing protection on a security that the Fund does not own) as long as each Fund's investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware National High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below-investment-grade.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limit in investment-grade municipal lease obligations, primarily through COPs, rated above BBB- by S&P, above Baa by Moody's, similarly rated by another NRSRO, or those that are deemed to be of comparable quality.  Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may also invest up to 20% their respective net assets in below-investment-grade municipal lease obligations rated BBB- or lower by S&P, Baa3 or lower by Moody's, or similarly rated by another NRSRO.  Delaware National High-Yield Municipal Bond Fund may invest in below-investment-grade municipal lease obligations without limit.

As with a Fund's other investments, we expect its investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Other investment strategies

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions but normally does not do so. Each Fund may borrow up to 10% of the value of its total assets (20% for Delaware National High-Yield Municipal Bond Fund). A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Lending securities

Delaware Tax-Free USA Intermediate Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Fund.

Concentration

Where the Manager feels there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions

In response to unfavorable market conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with each Fund's investment objective. To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds.  You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund do not try to increase return by predicting and aggressively capitalizing on interest rate moves. In an attempt to reduce interest rate risk, the Manager will adjust a Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

In an attempt to reduce interest rate risk, the Manager will adjust Delaware National High-Yield Municipal Bond Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds spread their assets across different types of municipal bonds and among bonds representing different industries and regions throughout the country in order to minimize the impact that a poorly performing security would have on a Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolio.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate each Fund's investments in just a few industries. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; the Funds focus on high-quality bonds and limit their holdings of bonds rated below investment grade (except for Delaware National High-Yield Municipal Bond Fund); and the Funds hold a number of different bonds in the portfolios. All of this is designed to help reduce credit risk.

Delaware National High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond (junk bond) risks

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund limit the amount of their respective portfolios which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware National High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, the Manager may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. The Manager will generally not use derivatives for reasons inconsistent with a Fund's investment objectives.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund each may invest up to 20% of their assets in bonds whose income is subject to the federal alternative minimum tax.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:   We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:   We evaluate the economic and political climate in the country or countries in which a Fund may invest before selecting securities. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services.  For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers, of 0.40%, 0.42%, and 0.39% of the average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, during the last fiscal year.

A discussion of the basis for the Boards' approval of the Funds' investment management agreements is available in the Funds' annual report to shareholders for the fiscal year ended
August 31, 2011.

Portfolio managers

Joseph R. Baxter and Stephen J. Czepiel have an equal role in the management of the Funds. Mr. Baxter and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003 and July 2007, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department's investment strategy. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor's degree in finance and marketing from La Salle University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
 Stephen J. Czepiel is a member of the firm's municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm's municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor's degree in finance and economics from Duquesne University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Boards, for overseeing the Funds' sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Funds rely on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

  institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  RIAs investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

  certain plans qualified under Section 529 of the Internal Revenue Code, for which the Funds' Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services;

  programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Funds' transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

  private investment vehicles, including, but not limited to, foundations and endowments.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of Fund shares.

For more information, please see the SAI.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876,
Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve ® Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the fund's NAV may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and which is subject to the Boards' oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of a Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Funds) by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Funds). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions.  See the SAI for more information on redemptions-in-kind.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your shares after 60 days' written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. A Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Boards have adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limit, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (Internal Revenue Code). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions.   Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both as described below.

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes and, possibly, corporate income taxes, they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or redemptions of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.  Beginning with the 2012 calendar year, a Fund will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using a Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on Delaware Investments' website at www.delawareinvestments.com as the information becomes available.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or redemption of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors.   Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the 2011 and 2010 fiscal years has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report, which is available upon request by calling 800 362-7500. For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Tax-Free USA Fund

	Year ended
Institutional Class Shares	8/31/11	8/31/10	12/31/08[1] to 8/31/09
Net asset value, beginning of period	$11.720	$ 10.890	$ 10.020
Income from investment operations:
Net investment income	0.534	0.549	0.322
Net realized and unrealized gain on investments	(0.340)	0.830	0.870
Total from investment operations	0.194	1.379	1.192
Less dividends and distributions from:
Net investment income	(0.534)	(0.549)	(0.322)
Total dividends and distributions	(0.534)	(0.549)	(0.322)
Net asset value, end of period	$11.380	$ 11.720	$ 10.890
Total return[2]	1.83%	12.84%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,242	$ 7,634	$ 1
Ratio of expenses to average net assets	0.56%	0.56%	0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.70%	0.71%	0.73%
Ratio of net investment income to average net assets	4.76%	4.88%	4.84%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.62%	4.73%	4.71%
Portfolio turnover	49%	32%	66%[3]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the entire year.

Delaware Tax-Free USA Intermediate Fund

	Year ended
Institutional Class Shares	8/31/11	8/31/10	12/31/08[1] to 8/31/09
Net asset value, beginning of period	$12.230	$ 11.460	$ 10.800
Income from investment operations:
Net investment income	0.402	0.424	0.269
Net realized and unrealized gain on investments	(0.260)	0.770	0.660
Total from investment operations	0.142	1.194	0.929
Less dividends and distributions from:
Net investment income	(0.402)	(0.424)	(0.269)
Total dividends and distributions	(0.402)	(0.424)	(0.269)
Net asset value, end of period	$11.970	$ 12.230	$ 11.460
Total return[2]	1.28%	10.62%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281,256	$ 192,026	$ 1
Ratio of expenses to average net assets	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.68%	0.70%	0.73%
Ratio of net investment income to average net assets	3.42%	3.74%	3.65%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.34%	3.64%	3.52%
Portfolio turnover	43%	27%	47%[3]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the entire year.

Delaware National High-Yield Municipal Bond Fund

	Year ended
Institutional Class Shares	8/31/11	8/31/10	12/31/08[1] to 8/31/09
Net asset value, beginning of period	$10.190	$ 8.930	$ 7.590
Income from investment and operations:
Net investment income	0.506	0.534	0.342
Net realized and unrealized gain of investments	(0.484)	1.259	1.338
Total from investment operations	0.022	1.793	1.680
Less dividends and distributions from:
Net investment income	(0.502)	(0.533)	(0.340)
Total dividends and distributions	(0.502)	(0.533)	(0.340)
Net asset value, end of period	$9.710	$ 10.190	$ 8.930
Total return[2]	0.41%	20.55%	22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,364	$ 16,840	$ 1
Ratio of expenses to average net assets	0.60%	0.60%	0.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.76%	0.79%	0.85%
Ratio of net investment income to average net assets	5.28%	5.49%	6.41%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	5.12%	5.30%	6.21%
Portfolio turnover	57%	37%	67%[3]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the entire year.

How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain on investments."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Website: www.delawareinvestments.com

  Client Services Representative: 800 362-7500

  Automated telephone service: 800 523-1918
  For convenient access to account information or current performance information on all Delaware Investments ® Funds seven days a week, 24 hours a day, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 or 4400 Computer Drive, Westborough, MA 01581-1722.

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 362-7500. The SAI and shareholder reports are available, free of charge, through the Funds' website (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the
SEC at 202 551-8090.

PR-585 [8/11] POD 17186 [12/11]

Investment Company Act numbers: 811-03850 and 811-07742

STATEMENT OF ADDITIONAL INFORMATION
December 29, 2011

DELAWARE GROUP® TAX-FREE FUND (“TAX-FREE FUND”)
VOYAGEUR MUTUAL FUNDS

2005 Market Street, Philadelphia, PA 19103-7094

	Class A	Class B	Class C	Institutional Class
Tax-Free Fund
Delaware Tax-Free USA Fund	DMTFX	DTFCX	DUSCX	DTFIX
Delaware Tax-Free USA Intermediate Fund	DMUSX	DUIBX	DUICX	DUSIX
Voyageur Mutual Funds
Delaware National High-Yield Municipal Bond Fund	CXHYX	DVNYX	DVHCX	DVHIX

For Prospectuses, Performance, and Information on Existing Accounts of
Class A shares, Class B shares, and Class C shares: 800 523-1918

For information about the Institutional Class: 800 362-7500

For Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information (the “Part B”) supplements the information contained in the current prospectuses (the “Prospectuses”), dated December 29, 2011, as they may be amended from time to time, for each of the municipal bond funds listed above (each a “Fund” and collectively, the “Funds”). This Part B should be read in conjunction with the Prospectuses. This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 9876, Providence, RI 02940-8076 by regular mail, or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or by phone toll-free at 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Purchasing Shares	38
Investment Objectives, Restrictions and Policies	2	Investment Plans	48
Investment Strategies and Risks	5	Determining Offering Price and Net Asset Value	50
Insurance	16	Redemption and Exchange	51
Disclosure of Portfolio Holdings Information	21	Distributions and Taxes	57
Management of the Trusts	22	Performance Information	68
Investment Manager and Other Service Providers	31	Financial Statements	68
Portfolio Managers	34	Principal Holders	69
Trading Practices and Brokerage	36	Appendix A – Description of Ratings	74
Capital Structure	38

     This Part B describes the Funds, which are series of Delaware Group Tax Free Funds and Voyageur Mutual Funds (each, a “Trust,” and collectively, the “Trusts”). Each Fund offers Class A, B, and C Shares and Institutional Class Shares (each individually, a “Class” and collectively, the “Fund Classes”). All references to “shares” in this Part B refer to all Classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization
     Tax-Free Fund was originally organized as a Maryland corporation on August 17, 1983. Voyageur Mutual Funds was originally organized as a Minnesota corporation in April 1993. Both Trusts were reorganized as Delaware statutory trusts on November 1, 1999.

Classification
     The Trusts are open-end management investment companies. Each Fund’s portfolio of assets is non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
     Each Fund’s investment objective is described in the Prospectuses. Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restriction, which is considered non-fundamental and may be changed by each Fund's respective Board of Trustees (each, a "Board" and together, the "Boards") without shareholder approval: The Funds may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the applicable Fund has valued the investment.

     Except for a Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

     Concentration Policy. In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

     National High-Yield Fund may not invest more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry. The Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that the Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

     Housing Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

     Health Care Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

     Utility Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

     Transportation Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

     Education Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

     Industrial Revenue Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

     Other Risks. The exclusion from gross income for purposes of federal income taxes for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the “Code”). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Portfolio turnover
     Portfolio trading will be undertaken principally to accomplish each Fund's respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund's respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund's portfolio. A turnover rate of 100% would occur, for example, if all of a Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund's shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     It is generally anticipated that USA Fund's and National High-Yield Fund's portfolio turnover rate will be less than 100% and that Intermediate Fund's portfolio turnover may exceed 100%.

     For the fiscal years ended August 31, 2010 and 2011, the Funds’ portfolio turnover rates were as follows:

Fund	2010	2011
USA Fund	32%	49%
Intermediate Fund	27%	43%
National High-Yield Fund	37%	57%

INVESTMENT STRATEGIES AND RISKS

     The Funds' investment objectives, strategies, and risks are described in the Prospectuses. The following discussion supplements the description of the Funds' investment strategies and risks that are included in the Prospectuses.

     The Funds invest primarily in tax-exempt obligations. The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

     Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

     From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

     To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectuses and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Advance Refunded Bonds
     Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody's.

Credit Default Swaps
     Each Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund's portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund's investments in the CDS contracts will be limited to 15% of the Fund's total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that a Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund's net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a "Credit Event"). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between 2 and 5 years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event occurs. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Floating Rate or Variable Demand Notes
     The Funds may purchase "floating-rate" and "variable-rate" obligations. Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index.

     VRDNs frequently are not rated by credit rating agencies; however, unrated VRDNs purchased by a Fund will be determined by the Manager, under guidelines established by each Fund’s Board, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. Any VRDN must be of high quality as determined by the Manager, and subject to review by the Boards, with respect to both the VRDN’s long-term and short-term aspects, except where credit support for the instrument is provided. Even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Boards. If the quality of any VRDN falls below the quality level required by the Boards and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% of a Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Manager under guidelines established by a Fund's Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Forward Commitments
     New issues of Municipal Obligations (as defined below) and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on a Fund's total assets which may be invested in forward commitments. Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value ("NAV"). Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund's Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Investments/Restricted Securities
     Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities 1933. Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest only and principal only, mortgaged backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by each Fund's Board. Under these guidelines, the Manager must consider, among other things: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

     At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

     As described in the Funds' Prospectuses, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
     Each Fund may invest in interest rate and index swaps to the extent consistent with its respective investment objectives and strategies. A Fund will invest in interest rate swaps to adjust its sensitivity to interest rates by changing its duration, to hedge against changes in interest rates or to gain exposure to markets in which the Fund invests. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not available to the Fund on favorable terms. Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

     When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate ("LIBOR") or the rate set by the Bond Market Association ("BMA"). The typical maximum term of an interest rate swap agreement ranges from 1 to 12 years. Index swaps tend to be shorter term, often for one year. The portfolio managers presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

     Swap transactions provide several benefits to a Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, a Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR or BMA payments adjusted every six months. The duration of the floating rate payments received by the Fund may be six months. In effect, a Fund can reduce the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them -- the counterparty may be judgment proof due to insolvency, for example. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

     In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     The extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

     Each Fund will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund's payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). Each Fund will consider the liquidity of each interest rate swap on an individual basis and treat all index swaps as subject to the limitation on illiquid investments. For purposes of calculating any percentage limitations, each Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced using fair value pricing. The income provided by an interest rate swap should be qualifying income for purposes of Subchapter M of the Code. Interest rate swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Inverse Floaters
     Each Fund may invest in inverse floaters. Each Fund may invest up to 25% of each Fund's respective net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments and securities rated below investment grade (other than National High-Yield Fund), including inverse floaters on taxable bonds, are limited to 20% of the Fund's respective net assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

     Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the Trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund's performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, the Funds invest in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the Trusts. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies
     Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Municipal Lease Obligations
     Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

     The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "non-appropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If the lease is terminated by the public body for non-appropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Options and Futures
     To the extent indicated below, the Funds may utilize put and call transactions and may utilize futures transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. The use of options and futures is a function of market conditions. Other transactions may be used by the Fund in the future for hedging purposes as they are developed to the extent deemed appropriate by the appropriate Board.

     Options on Securities. Each Fund may write (i.e., sell) covered put and call options and purchase call options on the securities in which they may invest and on indices of securities in which they may invest, to the extent such put and call options are available. Each Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

     Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets.

     A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

     In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount in excess of the premium paid. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, a Fund would be in a position to realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund. The Intermediate Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

     If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

     The Funds may engage in listed options transactions on the various national securities exchanges or in the over-the-counter market. Over-the-counter options are purchased or written by the Fund in privately negotiated transactions. Such options are illiquid, and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to the Funds' illiquid investment limitation.

     Participation in the options market involves investment risks and transaction costs to which a Fund would not be subject absent the use of this strategy. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and security prices; (b) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (c) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

     Futures Contracts and Options on Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of securities or contracts based on financial indices including any index of securities in which the Fund may invest ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. Options on futures contracts to be written or purchased by a Fund will be traded on or subject to the rules of the particular futures exchange designated by the Commodity Futures Trading Commission ("CFTC"). The successful use of such instruments draws upon the Manager's experience with respect to such instruments and usually depends upon the Manager's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

     A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit.

     Lastly, it should be noted that the Trusts (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Portfolio Loan Transactions
     Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; (2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (5) the Fund may pay reasonable custodian fees in connection with the loan; and (6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     One major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Boards, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     The cash collateral received by a Fund in connection with securities lending may be invested by or on behalf of the Fund. The earnings from collateral investments are typically shared among a Fund, its securities lending agent, and the borrower. A Fund may incur investment losses as a result of investing securities lending collateral.

     The ratings of S&P, Moody's, and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities.

Private Activity Bonds
     The Code limits the amount of new “private activity” bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. “Private activity” bonds are issues whose proceeds are used to finance certain non-government activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The tax-exempt status of certain bonds also depends on the issuer’s compliance with specific requirements after the bonds are issued.

     Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private activity bonds, a portion of that Fund’s distributions would be subject to the federal alternative minimum tax. Minnesota High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Repurchase Agreements
     The Funds may invest in repurchase agreements. The National High-Yield Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. National High-Yield Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions.

     Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     A Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by a Fund's custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

     The funds in the Delaware Investments family (each a Delaware Investments® Fund" and collectively, the "Delaware Investments® Funds") have obtained an exemption from the joint transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
     National High-Yield Fund may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of its total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Fund does not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Fund believes the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Fund's ability to provide high current income.

Taxable Obligations
     The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation.

     The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

U.S. Government Obligations
     The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of 1 to 10 years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Zero Coupon Bonds and Pay-in-Kind Bonds
     The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

INSURANCE

Financial health of municipal bond insurance companies
     About one half of the $3.75 trillion in outstanding U.S. municipal bonds are “wrapped” with a municipal bond insurance policy from one of several “monoline” financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation (“Ambac”) began underwriting bond insurance policies for municipalities. MBIA Insurance Corp. (“MBIA”) began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest-quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch, Inc. (“Fitch”). Over time a total of five other monoline firms – Assured Guaranty Corp. (“Assured Guaranty”), CIFG Assurance North America (“CIFG”), Financial Guaranty Insurance Co. (“FGIC”), Financial Security Assurance, Inc. (“FSA”), and XL Capital Assurance, Inc. (“XLCA”) – entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation (“BHAC”), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer financial strength rating to BHAC on April 14, 2008, while Moody’s assigned BHAC an insurer financial strength rating of Aaa on April 25, 2008. Two specialty “second tier” monolines, Radian Asset Assurance, Inc. (“Radian”) and ACA Financial Guaranty Corp. (“ACA”), offer insurance policies with insurer financial strength and claims paying resources that initially were rated at less than AAA.

     Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage-backed securities (“RMBS”) and collateralized debt obligations (“CDOs”) that contain both sub-prime and prime mortgages and home equity lines of credit (“HELOCs”). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

     The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven “first tier” or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

     In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers have been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated triple-A by any of the three rating agencies.

     During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage-backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora (formerly XLCA) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody’s placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage-backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in its insured structured finance portfolio.

     On November 21, 2008, Moody’s downgraded to Aa2 from Aaa the insurer financial strength rating of Assured Guaranty and assigned a stable outlook. Also on November 21, 2008, Moody’s downgraded the insurer financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On November 14, 2008 Assured Guaranty announced an agreement to acquire FSA.

     During 2008, the par amount of long-term municipal bonds sold with a bond insurance policy was $72.181 billion or 18.53% of total municipal issuance.

     In mid February 2009, MBIA announced a restructuring of the firm (the “Transformation”) with the creation of a new U.S. public finance bond insurance company, MBIA Insurance Corporation of Illinois, which will take on 100% of the $537 billion public finance portfolio of MBIA Corp., including the $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA Insurance Corp. The new public finance monoline was renamed National Public Finance Guarantee Corporation (“National”). The new “municipal only” bond insurer was initially rated Baa1 by Moody’s and AA- by S&P in February 2009. S&P further downgraded National to A on June 9, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner, certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

     On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holdings Ltd. (“FSA”). The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty's acquisition of FSA are: (1) finalization of arrangements under which Dexia S.A. (“Dexia”) retains the responsibility for FSA's Financial Products business and (2) confirmation by Moody's, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty’s or FSA's insurer financial strength ratings.

     On March 25, 2009, S&P revised the outlook of the AAA rating on Berkshire Hathaway Assurance Corporation to negative. The S&P rating action means that there are now no AAA-rated monoline insurers that have retained “AAA/Stable” outlooks from all of the rating agencies.

     On April 8, 2009, Moody’s downgraded Berkshire Hathaway Assurance Corporation to Aa1 from AAA and assigned a stable outlook.

     On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

     On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

     On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA.

     On May 13, 2009, a second lawsuit was filed against MBIA Inc., MBIA Insurance Corporation, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA as it launched a separate municipal-only municipal bond insurance subsidiary, National Public Finance Guarantee Corporation. The plaintiffs include a consortium of domestic and international banks, including J.P. Morgan Chase, Wachovia, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Bank PLC, HSBC Bank USA, UBS AG, and Societe General, among others.

     On May 20, 2009 Moody’s placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

     On June 10, 2009, Assured Guaranty and Dexia announced that the closing conditions have been met for the acquisition of FSA by Assured Guaranty. Assured Guaranty and Dexia announced that they expect to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody’s, S&P, and Fitch and press releases by Assured Guaranty and MBIA.)

     On October 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. Fitch also downgraded FSA to AA from AA+.

     On November 2, 2009, Financial Security Assurance, Inc. (FSA) changed it name to Assured Guaranty Municipal Corporation (“AGMC”).

     On November 12, 2009, Moody’s downgraded the insurer financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody’s confirmed the insurer financial strength rating of AGMC at Aa3 with a negative outlook.

     During 2009, the par amount of long-term municipal bonds sold with a bond insurance policy was $35.432 billion or 8.64% of total municipal issuance.

     On February 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

     On February 10, 2010, Fitch withdrew its ratings on Assured Guaranty and AGMC.

     On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac Assurance Corporation to “R” from “CC”. The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) to Ambac to establish a segregated account for certain of Ambac Assurance Corporation’s liabilities, primarily insurance policies related to credit derivatives, RMBS and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

     On October 25, 2010, S&P lowered its counterparty and financial strength ratings on Assured Guaranty Corp. and Assured Guaranty Municipal Corp. to AA+ from AAA. The outlook on both companies is stable.

     On November 8, 2010, Ambac Financial Group (“AFG”), the parent of Ambac Assurance Corporation, filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code. As a result of the bankruptcy filing of AFG, S&P withdrew its ratings on Ambac Assurance Corporation and related entities on November 30, 2010. Moody’s confirmed its Caa2 rating on Ambac Assurance Corporation on November 23, 2010.

     On December 22, 2010, S&P lowered its counterparty, financial strength, and financial enhancement ratings on National Public Finance Guarantee Corp. to BBB from A, with a developing outlook.

     In 2010, total long-term sales of municipal bonds were $431.893 billion. The total amount of municipal bonds sold as insured was $26.960 billion or 6.24% of total issuance.

     On January 26, 2011, S&P released a “Request for Comment: Bond Insurance Criteria.” The report presented proposed revisions and updates to S&P’s criteria for rating bond insurance companies. The proposed methodology considers a common set of nine analytic categories, and a business framework and sub-factors into bond insurance criteria. Some of the changes that are being proposed include a new aggregate leverage test, increases in capital charges associated municipal exposures, reduction in the single risk limit for municipal exposures, and increases in the capital charges for structured finance transactions. S&P has indicated that if the proposed criteria are adopted, the rating agency would lower its ratings on existing investment grade bond insurers by one or more rating categories, unless those bond insurers raised additional capital or reduced risk. The deadline for submitting comments to the proposed bond insurance criteria was closed out on March 25, 2011. On April 21, 2011, S&P announced that comments from investors, insurers, issuers and other market participants are being reviewed. S&P expects to publish the final criteria on bond insurers early in the third quarter of 2011 and to publish updated ratings that incorporate the application of the new criteria by September 30, 2011.

     On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States of America from AAA to AA+ and assigned a negative outlook. As a result of this rating action, S&P revised the outlook of Assured Guaranty Municipal Corporation, Assured Guaranty Corporation, and Berkshire Hathaway Assurance Corporation from stable to negative.

     On September 27, 2011, S&P placed its AA+ long-term counterparty credit and insurance financial strength ratings on Assured Guaranty Municipal Corporation and Assured Guaranty Corporation on CreditWatch with negative implications. The CreditWatch placement is due to significant concentration risk in Assured’s consolidated insured portfolio, which now breach the largest-obligors test and is not consistent with S&P’s updated criteria for monolines.

     On November 30, 2011, Standard & Poor’s lowered the counterparty and financial strength ratings on Assured Guaranty Municipal Corp. (AGMC) and Assured Guaranty Corp. (AGC) to AA- from AA+. The ratings on AGMC and AGM were removed from CreditWatch where they were placed on September 27, 2011, with negative implications. The outlook for both insurers is stable.

     On December 19, 2011, Moody’s downgraded the insurance financial strength rating of National Public Finance Guarantee Corporation (National) to Baa2 from Baa1 and changed its outlook from developing to negative. The downgrade reflects weakening of the overall MBIA group’s market standing due to growing losses at National’s affiliated companies, principally MBIA Insurance, and due to the decline in the level of liquid assets, which may be needed to meet the liquidity requirements of bulk settlements with National’s counterparties.

     For the first eleven months of 2011, total long-term sales of municipal bonds were $264.740 billion, which represents a decline of 32.3% over the first eleven months of 2010. The total amount of municipal bonds sold as insured during this interim period was $13.524 billion or 5.11% of total long-term bond sales.

Funds’ investment in insured bonds
     The Manager anticipates that substantially all of the insured municipal obligations in the Funds’ investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market (“Primary Insurance”). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold (“Secondary Market Insurance”). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

     Insurer financial strength ratings are provided by Moody's, S&P, and Fitch. A Moody's insurance insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurer financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurer financial strength rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength (“IFS”) rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

     An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

     Assured Guaranty has insurer financial strength ratings of Aa3 from Moody's and AA- from S&P. Assured Guaranty Municipal Corporation has insurer financial strength ratings of Aa3 from Moody's and AA- from S&P. BHAC is rated Aa1 by Moody’s and AA+ by S&P. These insurer financial strength ratings are as of October 3, 2011. The insurer financial strength ratings of Ambac, CIFG, FGIC, MBIA (National), and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

     None of Assured Guaranty, Assured Guaranty Municipal Corporation, BHAC, or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

     The following table is a summary snapshot of the insurer financial strength ratings of the municipal bond insurers as of December 20, 2011:

Insurer	Moody’s	S&P	Fitch
ACA	Not Rated	NR	Not Rated
Ambac	WR	NR	WD
Assured Guaranty	Aa3 (Negative Outlook)	AA-( Stable Outlook)	WD
BHAC	Aa1 (Stable Outlook)	AA+ (Negative Outlook)	Not Rated
CIFG	WR	NR	WD
FGIC	WR	NR	WD
AGMC (f. FSA)	Aa3 (Negative Outlook)	AA-( Stable Outlook)	WD
National (f. MBIA)	Baa2 (Neg. Outlook)	BBB (Dev. Outlook)	Not Rated
Radian	Ba1 (Stable Outlook)	B+ (Negative Outlook)	WD
XLCA (Syncora)	Ca (Dev. Outlook)	NR	WD
Source: Bloomberg

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trusts post a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ website, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Boards will be notified of any substantial change to the foregoing procedures. The Boards also receive an annual report from the Trusts’ Chief Compliance Officer which, among other things, addresses the operation of the Trusts’ procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUSTS

Officers and Trustees
        The business and affairs of the Trusts are managed under the direction of their Boards. Certain officers and Trustees of the Trusts hold identical positions in each of the other Delaware Investments® Funds. As of November 30, 2011, the Trusts’ officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund. The Trusts’ Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Number of Funds in
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Birthdate	with the Trusts	Time Served	During Past 5 Years	Overseen by Trustee	Held by Trustee
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has	74	Director and Audit
2005 Market Street	President, Chief	Trustee since	served in various		Committee member
Philadelphia,	Executive Officer,	August 16,	executive capacities at		— Kaydon Corp.
PA 19103	and Trustee	2006	different times at
			Delaware Investments.[2]		Board of Governors
April 1963		President and			Member —
		Chief Executive			Investment Company
		Officer since			Institute (ICI)
August 1, 2006
Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment
Committee — Cradle
of Liberty Council,
BSA
(2007–2010)

				Number of Funds in
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Birth date	with the Trusts	Time Served	During Past 5 Years	Overseen by Trustee	Held by Trustee
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	74	Chairman of
2005 Market Street		2005	(March 2004–Present)		Investment
Philadelphia, PA 19103					Committee —
			Investment Manager —		Pennsylvania
October 1947			Morgan Stanley & Co.		Academy of Fine
			(January 1984–		Arts
			March 2004)
					Investment
					Committee and
					Governance
					Committee Member
					— Pennsylvania
					Horticultural Society

					Director — Bryn
					Mawr Bank Corp.
					(BMTC)
					(2007–2011)
John A. Fry	Trustee	Since January	President — Drexel	74	Board of Governors
2005 Market Street		2001	University (August 2010		Member NASDAQ
Philadelphia, PA 19103			–Present)		OMX PHLX LLC

May 1960			President —		Director and Audit
			Franklin & Marshall		Committee Member
			College (July 2002–		—
			July 2010)		Community Health
					Systems

					Director — Ecore
					International
					(2009–2010)

					Director — Allied
					Barton Securities
					Holdings
					(2005–2008)
Anthony D. Knerr	Trustee	Since April	Managing Director	74	None
2005 Market Street		1990	— Anthony
Philadelphia, PA 19103			Knerr & Associates
			(Strategic Consulting)
December 1938			(1990–Present)
Lucinda S. Landreth	Trustee	Since March	Chief Investment	74	None
2005 Market Street		2005	Officer — Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002–2004)
June 1947
Ann R. Leven	Trustee	Since October	Consultant —	74	Director and Audit
2005 Market Street		1989	ARL Associates		Committee Chair —
Philadelphia, PA 19103			(Financial Planning)		Systemax Inc.
			(1983–Present)		(2001–2009)
November 1940
					Director and Audit
					Committee
					Chairperson — Andy
					Warhol Foundation
					(1999–2007)

				Number of Funds in	Other
Name, Address, and	Position(s) Held	Length of Time	Principal Occupation(s)	Fund Complex	Directorships Held
Birth date	with the Trusts	Served	During Past 5 Years	Overseen by Trustee	by Trustee
Frances A. Sevilla-	Trustee	Since	Executive Advisor to	74	Trust Manager –
Sacasa		September	Dean (since August		Camden Property
2005 Market Street		2011	2011) and Interim		Trust
Philadelphia, PA 19103			Dean (January		(since August
			2011-July 2011) –		2011)
January 1956			University of
			Miami School of		Board of Trustees
			Business		Thunderbird
			Administration		School of Global
Management
			President – U.S.		(2007-2011)
Trust, Bank of
			America Private		Board of Trustees
			Wealth		Carrollton School
			Management		of the Sacred Heart
			(Private Banking)		(since 2007)
(July 2007
			-December 2008)		Board Member
Foreign Policy
			President and		Association
			Director (November		(since 2006)
2005-June 2007)
			and Chief		Board of Trustees
			Executive Officer		Georgetown
			(April 2007-June		Preparatory School
			2007) – U.S.		(2005-2011)
Trust Company
			(Private Banking)		Board of Trustees
Miami City Ballet
(2000-2011)

Board of Trustees
St. Thomas
University
(2005-2011)
Janet L. Yeomans	Trustee	Since April	Vice President and	74	Director and Audit
2005 Market Street		1999	Treasurer (January		Committee
Philadelphia, PA 19103			2006–Present)		Member —
			Vice President —		Okabena Company
July 1948			Mergers &
			Acquisitions		Chair — 3M
			(January 2003–		Investment
			January 2006), and		Management
			Vice President and		Company
Treasurer (July 1995
–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since March	Founder —	74	Director and Audit
2005 Market Street		2005	Investor Analytics		Committee
Philadelphia, PA 19103			(Risk Management)		Member —
			(May 1999–Present)		Investor Analytics
July 1940
			Founder —		Director —
			Sutton Asset		Oxigene, Inc.
			Management		(2003–2008)
(Hedge Fund)
(September 1996
–Present)

				Number of Funds in	Other
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Fund Complex	Directorships Held
Birth date	with the Trusts	Time Served	During Past 5 Years	Overseen by Officer	by Officer
Officers
David F. Connor	Vice President,	Vice President	David F. Connor	74	None[3]
2005 Market Street	Deputy General	since	has served as Vice
Philadelphia, PA 19103	Counsel, and	September	President and Deputy
	Secretary	2000 and	General Counsel at
December 1963		Secretary since	Delaware Investments
		October 2005	since 2000.
Daniel V. Geatens	Vice President and	Treasurer since	Daniel V. Geatens	74	None[3]
2005 Market Street	Treasurer	October 2007	has served in
Philadelphia, PA 19103			various capacities
at different times at
October 1972			Delaware Investments.
David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor	74	None[3]
2005 Market Street	President, General	President,	has served in various
Philadelphia, PA 19103	Counsel, and Chief	General	executive and legal
	Legal Officer	Counsel, and	capacities at different
February 1966		Chief Legal	times at Delaware
		Officer since	Investments.
October 2005
Richard Salus	Senior Vice	Chief Financial	Richard Salus has	74	None[3]
2005 Market Street	President and	Officer since	served in various
Philadelphia, PA 19103	Chief Financial	November	executive capacities
	Officer	2006	at different times
October 1963			at Delaware
Investments.
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.
[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of December 31, 2010.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities	Registered Investment Companies Overseen by
Name	in the Funds	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	$10,001-$50,000
John A. Fry	None	Over $100,000
Anthony D. Knerr	None	$50,001-$100,000
Lucinda S. Landreth	None	Over $100,000
Ann R. Leven	None	Over $100,000
Frances A. Sevilla-	None	None
Sacasa
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	Over $100,000

The following table describes the aggregate compensation received by each Trustee from the Trusts and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended August 31, 2011. Only the Trustees of the Trusts who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trusts.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustee	the Trusts	Fund Expenses	Complex[1]
Thomas L. Bennett	$13,341	None	$221,667
John A. Fry	$12,365	None	$204,167
Anthony D. Knerr	$15,357	None	$255,500
Lucinda S. Landreth	$12,705	None	$211,667
Ann R. Leven	$13,481	None	$222,500
Thomas F. Madison[2]	$12,844	None	$213,000
Frances A. Sevilla-Sacasa[2]	None	None	None
Janet L. Yeomans	$13,291	None	$221,333
J. Richard Zecher	$12,180	None	$201,667

1	Effective January 1, 2012, each Independent Trustee/Director will receive an annual retainer fee of $135,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $20,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.
2	Mr. Madison retired from the Board effective September 1, 2011. Ms. Sevilla-Sacasa was elected to the Board effective September 1, 2011.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trusts are managed under the direction of their Boards. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds (collectively, the “Board”). The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that having a representative of Fund management as its Chairman is beneficial to the Trusts. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trusts. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Independent Trustees designate one of their members to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison among outside Trustees, the Chairman, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trusts. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trusts. It also oversees the quality and objectivity of the Trusts’ financial statements and the independent audit thereof, and acts as a liaison between the Trusts’ independent registered public accounting firm and the full Boards. The Trusts’ Audit Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Thomas L. Bennett; John A. Fry; and Frances A. Sevilla-Sacasa. The Audit Committee held five meetings during the Trusts’ last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following five Independent Trustees: Lucinda S. Landreth, Chairperson; Thomas L. Bennett; Anthony D. Knerr (ex officio); and Ann R. Leven. The Nominating and Corporate Governance Committee held six meetings during the Trusts’ last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trusts, the committee considers, in light of the Trusts’ business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this Part B.

Thomas L. Bennett — Mr. Bennett has over thirty years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, non-profit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

John A. Fry — Mr. Fry has over twenty-five years of experience in higher education. He has served in senior management for two major institutions of higher learning. Mr. Fry has also served as a board member of many non-profit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A from New York University. Mr. Fry has served on the Board since January 2001.

Anthony D. Knerr — Currently the Coordinating Trustee, Dr. Knerr has over fifteen years in the financial management industry, having had responsibility for overseeing the finances and investments of two major universities and over twenty years of experience as a strategy consultant to universities and other non-profit institutions. He has served as the President and as a board member of numerous non-profit organizations and has taught at several universities. He received his Ph.D. from New York University and his M.A. and B.A. from Yale University. Dr. Knerr has served on the Board since April 1990.

Lucinda S. Landreth — Ms. Landreth has over thirty-five years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several non-profit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Ann R. Leven — Ms. Leven has over thirty-five years of experience in financial management. She has held senior positions at major arts institutions overseeing finance and investments. She has also been a faculty member of a well-known business school and a director of two public companies. Ms. Leven served on the Board of Governors of the Investment Company Institute for eight years. She holds an A.B. degree in Liberal Arts from Brown University and an M.B.A. from Harvard University. Ms. Leven has served on the Board since October 1989 and served as Coordinating Trustee from 2004 through 2010.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over thirty years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trusts found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa's management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board's expertise, and her extensive non-profit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Janet L. Yeomans — Ms. Yeomans has over twenty-eight years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans has significant broad-based financial experience, including global financial risk management and mergers and acquisitions. She has also served as a board member of a for-profit company. She holds degrees in Mathematics and Physics from Connecticut College and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

J. Richard Zecher — Mr. Zecher has over thirty-five years of experience in the investment management industry. He founded a hedge fund investment advisory firm and a risk management consulting company. He also served as Treasurer of a money center New York bank. Prior thereto, Mr. Zecher was the Chief Economist at the Securities and Exchange Commission. Mr. Zecher has served as a board member and board committee member of a for-profit company. He holds degrees in Economics from The Ohio State University. Mr. Zecher has served on the Board since March 2005.

Patrick P. Coyne — Mr. Coyne has over twenty-five years of experience in the investment management industry. Mr. Coyne has managed funds, investment teams and fixed income trading operations. He has held executive management positions at Delaware Investments for several years, serving as the firm’s Chief Investment Officer for fixed income investments, as Chief Investment Officer for equity investments and, since 2006, as President of Delaware Investments. Mr. Coyne has served as a board member of non-profit organizations and for-profit companies, and currently serves on the Board of Governors of the Investment Company Institute. He holds a B.A. degree from Harvard University and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Coyne has served on the Board since August 2006.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trusts’ Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trusts by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: J. Richard Zecher; Chairperson; John A. Fry; Ann R. Leven; and Frances A. Sevilla-Sacasa. The Investments Committee held three meetings during the Trusts’ last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trusts consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trusts; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trusts; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Fund’s transfer agent, the custodian and the independent public accounting firm of the Trusts, to review and discuss the activities of the Trusts’ series and to provide direction with respect thereto; (6) engaging the services of the Trusts’ Chief Compliance Officer to test the compliance procedures of the Trusts and their service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trusts.

The Audit Committee looks at specific risk management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trusts’ assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trusts.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’ approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
       The Trusts, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
       The Trusts have formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), a wholly owned subsidiary of RiskMetrics Group ("RiskMetrics", which is a subsidiary of MSCI Inc.), to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities. If a proxy has been voted for the Funds, ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Trusts’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Trusts have delegated proxy voting to the Manager, it is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
       The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Boards. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trusts.

As of September 30, 2011, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $160 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause a Trust to remove the words “Delaware Group” from its name.

The Investment Management Agreement for each Fund is dated January 4, 2010 and was approved by Fund shareholders on November 12, 2009 with respect to Tax-Free USA Fund and on December 4, 2009 with respect to Tax-Free USA Intermediate Fund and National High-Yield Fund. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by its Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of the applicable Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

     Under each Fund’s Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

0.50% on the first $500 million;
Tax-Free USA Intermediate	0.475% on the next $500 million;
Fund	0.45% on the next $1.5 billion;
0.425% on assets in excess of $2.5 billion
0.55% on the first $500 million;
Tax-Free USA Fund	0.50% on the next $500 million;
National High-Yield Fund	0.45% on the next $1.5 billion;
0.425% on assets in excess of $2.5 billion

     During the past three fiscal years, the Funds paid the following investment management fees:

Fund	August 31, 2011	August 31, 2010	August 31, 2009
Delaware Tax-Free USA Fund	$3,373,781 earned	$3,233,905 earned	$2,937,212 earned
	$2,507,920 paid	$2,351,538 paid	$2,240,454 paid
	$865,861 waived	$882,367 waived	$696,758 waived
Delaware Tax-Free USA Intermediate Fund	$3,656,181 earned	$2,943,847 earned	$2,194,831 earned
	$3,100,330 paid	$2,382,575 paid	$1,619,304 paid
	$555,851 waived	$561,272 waived	$575,527 waived
Delaware National High-Yield Municipal	$1,165,195 earned	$636,119 earned	$381,113 earned
Fund
	$822,153 paid	$414,633 paid	$253,609 paid
	$343,042 waived	$221,486 waived	$127,504 waived

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trusts. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Boards annually review fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A shares, after re-allowances to dealers, as follows:

Fund/Fiscal Year	Total Amount of	Amounts Reallowed	Net Commissions to
	Underwriting	to Dealers	DDLP
	Commissions
Tax-Free USA Fund
8/31/2011	$225,433	$191,582	$33,851
8/31/2010	$354,875	$305,227	$49,648
8/31/2009	$272,638	$234,478	$38,160
Tax-Free USA Intermediate Fund
8/31/2011	$201,966	$175,227	$26,739
8/31/2010	$360,451	$307,555	$52,896
8/31/2009	$193,689	$164,475	$29,214
National High-Yield Municipal Bond Fund
8/31/2011	$599,722	$524,350	$75,372
8/31/2010	$551,138	$487,623	$63,515
8/31/2009	$93,915	$81,093	$12,822

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge payments as follows:

Fund/Fiscal Year	Class A	Class B	Class C
Tax-Free USA Fund
8/31/2011	$14,224	$725	$591
8/31/2010	None	$5,373	$1,246
8/31/2009	None	$5,596	$1,358
Tax-Free USA Intermediate Fund
8/31/2011	$6,554	None	$8,718
8/31/2010	None	$1,270	$9,750
8/31/2009	None	None	$5,117
National High-Yield Municipal Bond Fund
8/31/2011	$1,761	$42	$6,154
8/31/2010	None	$375	$1,140
8/31/2009	None	$3,789	$2,065

Transfer Agent
     Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and sub-transfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants
     The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ net asset values (“NAVs”) and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis.

     During the fiscal years ended August 31, 2009 and 2010, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $366,011; $454,283; and $543,357, respectively.

     During the fiscal years ended August 31, 2009, 2010, and 2011, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $52,287; $65,294; and $78,265, respectively.

Custodian
     BNY Mellon also serves as custodian of the Funds’ securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds’ legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
 The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2011 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2011.

	No. of	Total Assets	No. of Accounts with	Total Assets in Accounts with
Name	Accounts	Managed	Performance-Based Fees	Performance-Based Fees
Joseph R. Baxter
Registered Investment
Companies	18	$4.5 billion	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	40	$2.0 billion	0	$0
Stephen J. Czepiel
Registered Investment
Companies	18	$4.5 billion	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	34	$2.4 billion	0	$0

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010. Awards are no longer granted under the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan or the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan, which was established in 2001.

     The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interests of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc. is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

     Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of August 31, 2011, the Funds’ portfolio managers owned the following amounts of Fund shares:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned[1]
Joseph R. Baxter	Delaware Tax-Free USA Fund	$50,001 - $100,000
	Delaware Tax-Free USA Intermediate Fund	$50,001 - $100,000
	Delaware National High Yield Municipal Income Fund	$50,001 - $100,000
Stephen J. Czepiel	Delaware Tax-Free USA Fund	None
	Delaware Tax-Free USA Intermediate Fund	None
	Delaware National High Yield Municipal Income Fund	None

1 The ranges for Fund share ownership by portfolio managers are: None; $1-10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

     During the fiscal years ended August 31, 2009, 2010, and 2011, no brokerage commissions were paid by the Funds.

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended August 31, 2011, the Funds did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

     As of August 31, 2011, the Funds did not hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

     The Trusts have authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
     Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to its Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
     Each Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     As of May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B® Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments Fund, as permitted by existing exchange privileges.

     For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the applicable Trust. Each Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Institutional Class Shares, but certain eligibility requirements must be satisfied.

     For Class C Shares, each purchase must be in an amount that is less than $1 million. See “Investment Plans” for purchase limitations applicable to retirement plans. Each Trust will reject any purchase order for $1 million or more of Class C Shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund’s best interest. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trusts and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the applicable Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

     Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k), 403(b), or 457 plans), in Class B Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of Tax-Free USA Intermediate Fund (currently limited to 0.15%) and a maximum of 0.25% of the average daily net assets of Class A Shares of Tax-Free USA Fund and National High Yield Municipal Income Fund, or to purchase Class C Shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual Rule 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A Shares and Class C Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1 for the Fund Classes” below.

     Dividends, if any, paid on a Fund’s Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below.

     Class A Shares: Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features – Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements, as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges
     Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by Financial Intermediaries (“Programs”) may be exchanged by the Financial Intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the net asset value per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the Financial Intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a Financial Intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

     Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges
     Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of the Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.

     Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

     Exchanges of Class C shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission
     As described in the Fund Classes’ Prospectus, for initial purchases of Class A Shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B Shares and Class C Shares
     Class B Shares were previously available for purchase, and Class C Shares are purchased, without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and the Funds’ Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the Prospectus for a list of the instances in which the CDSC is waived.

     During the seventh year after purchase and, thereafter, until converted automatically to Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of eight years after purchase, the investor’s Class B Shares will be automatically converted to Class A Shares of the same Fund. See “Automatic Conversion of Class B Shares” below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares’ ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares were previously available for purchase at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares. The Distributor previously had compensated dealers or brokers for selling Class B Shares of USA and National High-Yield Funds at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. Such payments for Class B Shares of Intermediate Fund are currently in an amount equal to no more than 2.00%.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees made it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
       Class B Shares of USA and National High-Yield Funds, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A Shares. Class B Shares of Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares to Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder’s anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert to Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses to the maximum limits noted above.

Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund (or, in the case of Delaware Group Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. You should consult your tax advisor regarding the state and local tax consequences of the conversion of Class B Shares to Class A Shares, or any other conversion or exchange of shares.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange” below.

Plans Under Rule 12b-1 for the Fund Classes
       Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Fund Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes’ Shares. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes. In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Class, pursuant to service agreements with the Trusts. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trusts’ Independent Trustees, who may reduce the fees or terminate the Plans at any time.

In addition, each Fund may make payments out of the assets of the Fund Classes’ Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares, or provide services to, such classes.

Effective June 1, 1992, Tax-Free Fund’s Board has determined that the annual fee, payable on a monthly basis, under the separate Plans relating to USA Fund Class A Shares will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares of the Fund that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares of the Fund that were acquired before June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. While this is the method for calculating the 12b-1 expenses to be paid by the USA Fund Class A Shares, the fee is a Class A Shares’ expense so that all shareholders of Class A Shares of the Fund regardless of when they purchased their shares will bear 12b-1 expenses at the same rate. As Class A Shares of the Fund are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plans will also increase (but will not exceed 0.25% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under the Plans with respect to USA Fund Class A Shares, such Plans permit a full 0.25% on all Class A Shares’ assets to be paid at any time following appropriate Board approval. The Distributors’ fee limitations for the USA Fund Class A Shares apply only to shares acquired on or after June 1, 1992 in calculating the blended rated.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by each Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by each Trust’s Board in the same manner as specified above.

Each year, each Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to a Funds’ Class A Shares plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Boards, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to each Board for their review.

For the fiscal year ended August 31, 2011, the Rule 12b-1 payments for Delaware Tax-Free USA Fund’s Class A shares, Class B shares, and Class C shares were: $1,427,316, $36,451, and $290,359, respectively. Such amounts were used for the following purposes:

Delaware Tax Free USA Fund
	Class A	Class B	Class C
Advertising	$14,025	---	$605
Annual/Semiannual Reports	$710	---	$260
Broker Sales Charge	---	---	$82,844
Broker Trails*	$1,242,273	---	$168,520
Commissions to Wholesalers	$57,298	---	$21,019
Interest on Broker Sales Charges	---	---	$1,325
Promotional-Other	---	---	---
Prospectus Printing	$1,408	---	$182
Wholesaler Expenses	$111,602	$36,451	$15,604
Total	$1,427,316	$36,451	$290,359

For the fiscal year ended August 31, 2011, the Rule 12b-1 payments for Delaware Tax-Free USA Intermediate Fund’s Class A shares, Class B shares, and Class C shares were: $676,432, $3,355, and $623,660, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free USA Intermediate Fund
	Class A	Class B	Class C
Advertising	$15,203	---	$1,787
Annual/Semiannual Reports	$611	---	$146
Broker Sales Charge	---	$1,444	$254,752
Broker Trails*	$96,126	$492	$267,302
Commissions to Wholesalers	$459,389	$2	$54,545
Interest on Broker Sales Charges	---	$128	$3,694
Promotional-Other	---	---	---
Prospectus Printing	$1,948	---	$440
Wholesaler Expenses	$103,155	---	$40,994
Total	$676,432	$2,066	$623,660

For the fiscal year ended August 31, 2011, the Rule 12b-1 payments for Delaware National High-Yield Municipal Bond Fund’s Class A shares, Class B shares, and Class C shares were: $338,640, $8,963, and $415,173, respectively. Such amounts were used for the following purposes:

Delaware National High-Yield Municipal Bond Fund
	Class A	Class B	Class C
Advertising	$6,556	---	$1,680
Annual/Semiannual Reports	$348	---	$269
Broker Sales Charge	---	---	$293,935
Broker Trails*	---	---	---
Commissions to Wholesalers	$294,792	---	$83,283
Interest on Broker Sales Charges	---	$5,306	$4,829
Promotional-Other	---	$2	---
Prospectus Printing	$683	---	$275
Wholesaler Expenses	$36,261	$3,655	$30,902
Total	$338,640	$8,963	$415,173

*	The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Other Payments to Dealers -- Class A, Class B, and Class C Shares
       The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

A significant purpose of these payments is to increase sales of the Funds’ shares. The Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features -- Class A Shares
       Letter of Intent: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or a Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. The Funds do not accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares, as well as shares of any other class of any of the other Delaware Investments® Funds that carry a front-end sales charge, CDSC, or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectus to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege: Holders of Class A Shares (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class B or Class C Shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan
       Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds
       Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the Fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Funds, including charges and expenses.

Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

Investing by Exchange
       If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the shareholder service center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares or Class C Shares, through an agent bank, pre-authorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the applicable Trust for proper instructions.

On Demand Service
       You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
       Shareholders can use the systematic exchange option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
       The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, and Institutional Class Shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Use of a pricing service has been approved by the Boards. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Boards.

Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trusts’ Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
       You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of a Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B and Class C Shares are subject to CDSCs as described in the Fund Classes’ Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares, a Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund’s Class B Shares for a longer period of time than if the investment in New Shares were made directly.

Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds. Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
       You can write to the Funds at P.O. Box 9876, Providence, RI 02940-8076 by regular mail (or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) by overnight courier service to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

     Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

     Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

     Telephone Exchange: The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
     You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an account services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The systematic withdrawal plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed; or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectus for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

DISTRIBUTIONS AND TAXES

Distributions
     Each Fund will normally declare all of its net investment income, if any, on a daily basis and distribute, as dividends, monthly. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day. Any net realized capital gains will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class’s dividends paid and all of the transactions made during the period.

     Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and NAV are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by the Fund, less the estimated expenses of the Fund incurred since the last determination of NAV. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the on demand service and have such payments transferred from your Fund account to your pre-designated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an account services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any on demand service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate a shareholder if a shareholder’s mail is returned by the United States Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that each share Class alone will incur distributions fees under its respective Rule 12b-1 Plan.

Taxes
     The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

     Taxation of the Fund . Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

     In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

  Distribution Requirement —a Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by a Fund after the close of its taxable year that are treated as made during such taxable year).

  Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

  Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

     In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on a Fund’s income and performance.

     Each Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Boards reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below.

     Capital loss carryovers . The capital losses of a Fund, if any, do not flow through to shareholders. Rather, each Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of a Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of a Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Fund's next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by a Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

     Deferral of late year losses. For taxable years of a Fund beginning after December 22, 2010, a Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

     The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. For taxable years of a Fund beginning on or before December 22, 2010, a Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

     Undistributed capital gains . A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Federal excise tax . To avoid a 4% non-deductible excise tax, each Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Generally, a Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay some excise tax.

     Taxation of Fund Distributions . Each Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of a Fund's taxable year at least 50% of a Fund's total assets consists of Tax Exempt Obligations, which are exempt from federal income tax.

     Exempt-interest dividends . Distributions from a Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

     Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable as described in “Taxation of Fund Distributions — Distributions of capital gains”. However, gain recognized from the sale or other disposition of a Municipal Security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. See “Taxation of Fund Distributions — Distributions of ordinary income”.

     Alternative minimum tax —private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Tax Exempt Obligations issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Tax Exempt Obligations regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

     Effect on taxation of social security benefits; denial of interest deduction; “substantial users .” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund likely will be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

     Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

     Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

     Distributions of ordinary income. Each Fund may invest a portion of its assets in securities that pay taxable interest. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income to the extent of a Fund’s earnings and profits. None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

     Distributions of capital gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments.

     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities . At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Each Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

     Tax credit bonds . If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, a Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to a Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

     U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends declared in December and paid in January . Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Medicare tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     Tax basis information . Each Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value.

     When required to report cost basis, a Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding a Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

     The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. Each Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method will be applied to your covered shares.

     Each Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However a Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by each Fund.

     Please refer to each Fund’s website at www.delawareinvestments.com for additional information.

     Wash sales . All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Redemptions at a loss within six months of purchase . Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. However, under the RIC Mod Act, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

     Deferral of basis — Class A shares only . If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment. For taxable years beginning after December 22, 2010, this provision will only apply if the new shares are acquired by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred.

     Conversion of shares into shares of the same Fund. The conversion of shares of one class into another class of the same fund is not taxable for federal income tax purposes. Thus, the automatic conversion of Class B shares into Class A shares of the same fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Similarly, the exchange of Class C shares for Institutional Class shares of the same Fund by certain Programs, or the exchange of Institutional Class shares for Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program, will be tax-free for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

     Investments in debt obligations that are at risk of or in default present tax issues for a fund . Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

     The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

     In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

     Certain of a Fund’s investments in derivatives and foreign currency denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income reduced, for taxable years of the fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

     Securities lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

     Investments in securities of uncertain tax character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

     Backup Withholding. By law, each Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Exempt-interest dividends. In general, exempt-interest dividends reported by a Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

     Interest-related dividends. With respect to taxable years of each Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by each Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

     Income effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

     U.S. estate tax. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S. estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

     U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     Foreign Tax Compliance Act. Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of any distributions paid after December 31, 2013 and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Part B. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

PERFORMANCE INFORMATION

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trusts and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended August 31, 2011, are included in each Fund’s Annual Report to shareholders. The financial statement information for fiscal years ended prior to August 31, 2010 were audited by the Funds’ prior independent registered public accounting firm. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

As of November 30, 2011, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Fund Name	Class	Shareholders Name and Address	Percentage

DELAWARE NATIONAL HIGH	A	CITIGROUP GLOBAL MARKETS INC	8.77%
YIELD MUNI BOND		ATTN: PETER BOOTH
		333 W 34TH ST 7TH FLOOR
		NEW YORK NY 10001-2402
	A	FIRST CLEARING LLC	16.32%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
	A	MORGAN STANLEY SMITH BARNEY	5.05%
		HARBORSIDE FINANCIAL CENTER
		PLAZA 2 3RD FL
		JERSEY CITY NJ 07311
	A	UBS WM USA	12.82%
		OMNI ACCOUNT M/F
		ATTN DEPARTMENT MANAGER
		499 WASHINGTON BLVD FL 9
		JERSEY CITY NJ 07310-2055
	B	FIRST CLEARING LLC	9.13%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
	B	LIBERTUS INC	6.86%
		ATTN MARTY CASE
		3202 FOXCREEK DR
		RICHARDSON TX 75082-3072
	B	MLPF&S FOR THE SOLE BENEFIT	17.40%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
	B	MORGAN STANLEY SMITH BARNEY	12.42%
		HARBORSIDE FINANCIAL CENTER
		PLAZA 2 3RD FL
		JERSEY CITY NJ 07311
	B	P & C WESTERMANN	9.75%
		NEW YORK NY
	B	R MATTA	10.96%
		NEW YORK NY

	B	U.S. BANCORP INVESTMENTS INC	5.84%
		60 LIVINGSTON AVE
		SAINT PAUL MN 55107
	B	USAA INVESTMENT	7.74%
		MANAGEMENT CO
		9800 FREDERICKSBURG ROAD
		SAN ANTONIO TX 78288
	C	CITIGROUP GLOBAL MARKETS INC	9.50%
		ATTN: PETER BOOTH
		333 W 34TH ST 7TH FLOOR
		NEW YORK NY 10001-2402
	C	FIRST CLEARING LLC	16.08%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
	C	MLPF&S FOR THE SOLE BENEFIT	27.30%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
	C	MORGAN STANLEY SMITH BARNEY	10.24%
		HARBORSIDE FINANCIAL CENTER
		PLAZA 2 3RD FL
		JERSEY CITY NJ 07311
	C	UBS WM USA	14.61%
		OMNI ACCOUNT M/F
		ATTN DEPARTMENT MANAGER
		499 WASHINGTON BLVD FL 9
		JERSEY CITY NJ 07310-2055
	I	AMERITRADE INC	5.21%
		PO BOX 2226
		OMAHA NE 68103
	I	FIRST CLEARING LLC	17.33%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
	I	MLPF&S FOR THE SOLE BENEFIT	62.53%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE USA	A	CITIGROUP GLOBAL MARKETS INC	5.21%
FUND		ATTN: PETER BOOTH
		333 W 34TH ST 7TH FLOOR
		NEW YORK NY 10001-2402

A	FIRST CLEARING LLC	9.94%
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
B	CHARLES SCHWAB & CO INC	7.27%
	SPECIAL CUSTODY ACCT
	FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151
B	MLPF&S FOR THE SOLE	13.26%
	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DRIVE E, FL2
	JACKSONVILLE FL 32246-6484
B	MORGAN STANLEY SMITH BARNEY	18.89%
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
B	U.S. BANCORP INVESTMENTS INC.	5.26%
	60 LIVINGSTON AVENUE
	SAINT PAUL MN 55107
C	CITIGROUP GLOBAL MARKETS INC	6.25%
	ATTN: PETER BOOTH
	333 W 34TH ST 7TH FLOOR
	NEW YORK NY 10001-2402
C	FIRST CLEARING LLC	10.22%
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
C	MLPF&S FOR THE SOLE BENEFIT	33.44%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DRIVE E, FL2
	JACKSONVILLE FL 32246-6484
C	MORGAN STANLEY SMITH BARNEY	6.07%
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
C	UBS WM USA	6.02%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055
I	FIRST CLEARING LLC	16.45%
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

	I	MLPF&S FOR THE SOLE BENEFIT	61.23%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
	I	PRIMEVEST FINANCIAL SERVICES	11.20%
		FBO RICHARD T MITCHEL
		400 FIRST STREET SO SUITE 300
		ST CLOUD MN 56302
DELAWARE TAX-FREE USA	A	CHARLES SCHWAB & CO INC	8.80%
INTERMEDIATE		SPEC CUSTODY ACCT FOR THE
		EXCL BNFT OF CUSTS
		ATTN MUT FDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151
	A	MORGAN STANLEY SMITH	22.93%
		BARNEYHARBORSIDE FINANCIAL
		CENTERPLAZA 2 3RD FL JERSEY
		CITY NJ 07311
	B	C OEFINGER	19.43%
		THE VILLAGES FL
	B	FIRST CLEARING LLC	18.57%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
	B	G NICKERSON	7.34%
		MARSHFIELD WI
	B	MLPF&S FOR THE SOLE BENEFIT	18.69%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
	B	NFS LLC	5.30%
		FEBO C & G DERR
		PLEASANTVILLE NJ
	B	P CHESTER	5.23%
		ATHENS TN
	B	R SPARKS TTEE	15.97%
		R & S SPARKS REV TR
		SEPARATE PROPERTY TRUST
		LAGUNA BEACH CA
	C	CITIGROUP GLOBAL MARKETS INC	6.32%
		ATTN: PETER BOOTH
		333 W 34TH ST 7TH FLOOR
		NEW YORK NY 10001-2402

C	FIRST CLEARING LLC	13.23%
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
C	MLPF&S FOR THE SOLE BENEFIT	45.03%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DRIVE E, FL2
	JACKSONVILLE FL 32246-6484
C	MORGAN STANLEY SMITH BARNEY	8.80%
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
I	MLPF&S FOR THE SOLE BENEFIT	82.15%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DRIVE E, FL2
	JACKSONVILLE FL 32246-6484

APPENDIX A – DESCRIPTION OF RATINGS

General Rating Information
     The ratings list below can be further described as follows. For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1,” “2,” or “3” following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Bonds
Moody’s Investors	Aaa	Highest quality, smallest degree of investment risk.
Service, Inc.	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
	A	Upper- medium-grade obligations; many favorable investment attributes.
	Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
	Ca	Speculative in high degree; could be in default or have other marked shortcomings.
	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.
Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.
	AA	High quality; very strong capacity to pay principal and interest.
	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
	BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
	BB, B, CCC, CC	Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
	D	In default.
Fitch, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
	AA	Very high quality; obligor’s ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
	A	High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
	BBB	Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
	BB, CCC	Not investment grade; predominantly speculative with respect to the issuer’s capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper
Moody’s		S&P		Fitch
P-1	Superior quality	A-1+	Extremely strong	F-1+	Exceptionally strong quality
			quality	F-1	Very strong quality
		A-1	Strong quality
P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
P-3	Acceptable	A-3	Adequate quality	F-3	Fair quality
	quality	B	Speculative quality	F-S	Weak credit quality
		C	Doubtful quality

State and Municipal Notes
Moody’s		S&P		Fitch
MIG1/VMIG1	Best quality	SP1+	Very strong quality	F-1+	Exceptionally strong quality
		SP1	Strong grade	F-1	Very strong quality
MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good credit quality
MIG3/VMIG3	Favorable quality			F-3	Fair credit quality
MIG4/VMIG4	Adequate quality
SG	Speculative	SP3	Speculative grade	F-S	Weak credit quality
quality

PART C
(Delaware Group® Tax-Free Fund)
File Nos. 002-86606/811-03850
Post-Effective Amendment No. 42

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 29, 2009.

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 29, 2009.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

		(2)	Executed Investment Advisory Expense Limitation Letter (December 2011) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, attached as Exhibit No. EX-99.d.2.

1

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(ii) Executed Distribution Expense Limitation Letter (December 2011) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free USA Intermediate Fund, attached as Exhibit No. EX-99.e.1.ii.

	(2)	Form of Dealer's Agreement attached as Exhibit No. EX-99.e.2.

	(3)	Form of Registered Investment Advisers Agreement attached as Exhibit No. EX-99.e.3.

	(4)	Form of Bank/Trust Agreement attached as Exhibit No. EX-99.e.4.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed October 31, 2003.

(ii) Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

2

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(i) Amendment No. 2 (January 31, 2011) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX- 99.h.3.i.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

	(2)	Opinion and Consent of Counsel (December 29, 2008) with respect to the Institutional Class of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 30, 2008.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2011) attached as Exhibit No. EX.99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

	(1)	Plan under Rule 18f-3 (February 18, 2010) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

(i) Appendix A (October 31, 2011) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.n.1.i.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for Delaware Investments' Family of Funds (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

	(2)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010.

3

	(q)	Other.

		(1)	Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

		(2)	Power of Attorney (September 1, 2011) attached as Exhibit No. EX-99.q.2.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.

Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 40 filed October 29, 2010. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax- Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

4

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

Director – Kaydon Corp.
Michael J. Hogan	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director, Fixed Income	Delaware Investments
Income Investments
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior	Department/Senior
	Portfolio Manager	Portfolio Manager
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer,	capacities within Delaware
	Officer—Small Cap Value	Small Cap Value Equity	Investments
Equity
Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Portfolio	President/Portfolio	various capacities within
	Manager/Director of	Manager/Director of	Delaware Investments
	Municipal Research	Municipal Research
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	capacities within Delaware
Investments
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various capacities within
Delaware Investments
Lui-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities within Delaware
	Manager	Manager	Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Chuck M. Devereux	Senior Vice	Senior Vice President/	Mr. Devereux has served in
	President/Director of	Director of Credit	various capacities within
	Credit Research	Research	Delaware Investments
Roger A. Early	Senior Vice President/	Senior Vice President/ Co-	Mr. Early has served in various
	Co-Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer—	Investments
	International Value Equity	International Value Equity

5

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Paul Grillo	Senior Vice President/ Co-	Senior Vice President/ Co-	Mr. Grillo has served in various
	Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Delaware
	Quantitative Research and	Quantitative Research and	Investments
	Analytics (Senior VP	Analytics
since March 2011)
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management (since June	Management (since May	Delaware Investments since
	2010)	2011)	2005
Jeffrey M. Kellogg	Senior Vice	Senior Vice	Mr. Kellogg has served in
	President/Mutual Funds	President/Mutual Funds	various capacities within
	(since June 2010)		Delaware Investments
Kevin P. Loome	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager/Head of High	Manager/Head of High	Delaware Investments
	Yield Investments	Yield Investments
Christopher	Senior Vice	None	Mr. McCarthy has served in
McCarthy	President/Financial		various capacities within
	Institutions Sales (since		Delaware Investments since
	June 2010)		2003
Timothy D.	Senior Vice	None	Mr. McGarrity has served in
McGarrity	President/Financial		various capacities within
	Services Officer		Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer —	Investment Officer —	Delaware Investments
	Core Equity	Core Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Head of Equity	President/Head of Fixed	various capacities within
	and Fixed Income	Income and Equity	Delaware Investments
	Business Operations	Business Operations
(Since May 2011)
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various capacities within
	Products and Derivatives	Products and Derivatives	Delaware Investments
David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte	Senior Vice	Senior Vice	Mr. Van Harte has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer —	Investment Officer —	Delaware Investments
	Focus Growth Equity	Focus Growth Equity
Alex W. Wei	Senior Vice	None	Mr. Wei has served in various
	President/Head of		capacities within Delaware
	Structured Credit		Investments since 2001
Investment/Chief
Quantitative Analyst
(since Feb. 2010)
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment	Chief Investment Officer,	various capacities within
	Officer—REIT Equity	Real Estate and Income	Delaware Investments
Securities
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/ Research	Vice President/Research	Mr. Anglace has served in
	Analyst/Convertible Bond	Analyst/Convertible Bond	various capacities within
	Trader	Trader	Delaware Investments
Margaret MacCarthy	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
Bacon	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller (Since May	various capacities within
		2011)	Delaware Investments
Kristen E.	Vice President/Portfolio	Vice President/Portfolio	Ms. Bartholdson has served in
Bartholdson	Manager	Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/ Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various capacities within
Delaware Investments
Sylvie S. Blender	Vice President/ Financial	None	Ms. Blender has served in
	Institutions Client		various capacities within
	Services (since June 2010)		Delaware Investments since
2007
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico	Portfolio Manager/Equity	Portfolio Manager/Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Zoe Bradley	Vice President/Fixed	None	Ms. Bradley has served in
	Income Product Specialist		various capacities within
Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Kenneth F. Broad	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio Manager/Equity	Portfolio Manager/Equity	capacities within Delaware
	Analyst	Analyst	Investments
Kevin J. Brown	Vice President/	Vice President/	Mr. Brown has served in
	Senior Investment	Senior Investment	various capacities within
	Specialist	Specialist	Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/ Senior	Vice President/ Portfolio	Mr. Catricks has served in
	Equity Analyst	Manager	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager– International	capacities within Delaware
	Debt	Debt	Investments
Anthony G.	Vice President/ Associate	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/Secretary	General Counsel/Secretary	various capacities within
Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Derivatives Operations	Derivatives Operations	capacities within Delaware
Investments
Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel/Assistant	various capacities within
		Secretary	Delaware Investments

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Craig C. Dembek	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Business	Vice President/Business	Mr. Donegan has served in
	Manager (since June	Manager (since May	various capacities within
	2010)	2011)	Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Investment	Vice President/Investment	Mr. D’Orazio has served in
	Accounting	Accounting	various capacities within
Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Credit	Vice President/Credit	Mr. Fisher has served in various
	Analyst	Analyst	capacities within Delaware
Investments
Patrick G. Fortier	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Jamie Fox	Vice President/Head of	None	Mr. Fox has served in various
	Financial Institutions		capacities within Delaware
	Defined Contributions		Investments
Investment Only
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst (since June 2010)	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments
Gregory A. Gizzi	Vice President/ Head	Vice President/ Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	capacities with Delaware
Investments
Gregg J. Gola	Vice President/Senior	Vice President/Senior	Mr. Gola has served in various
	High Yield Trader	High Yield Trader	capacities within Delaware
Investments
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
David J. Hamilton	Vice President/Research	Vice President/Research	Mr. Hamilton has served in
	Analyst	Analyst	various capacities within
Delaware Investments
Lisa L. Hansen	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various capacities within
	Trading	Trading	Delaware Investments
Scott Hastings	Vice President/Equity	None	Mr. Hastings has served in
	Analyst (since June 2010)		various capacities within
Delaware Investments since
2004
Sharon L. Hayman	Vice President/Head of	None	Ms. Hayman has served in
	Financial Institutions		various capacities within
	Client Services (since June		Delaware Investments since
	2010)		2006
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
J. David Hillmeyer	Vice President/Portfolio	Vice President/Portfolio	Mr. Hillmeyer has served in
	Manager/Head of	Manager/Head of	various capacities within
	Investment Grade	Investment Grade	Delaware Investments
	Corporate Trading	Corporate Trading
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Kashif Ishaq	Vice President/Trader	Vice President/Trader	Mr. Ishaq has served in various
	(Since February 2011)		capacities within Delaware
Investments
Cynthia Isom	Vice President/Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	capacities within Delaware
Investments
Stephen M.	Vice President/ Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
Juszczyszyn	Manager/Senior	Manager/Structured	various capacities within
	Structured Products	Products Analyst/Trader	Delaware Investments
Analyst/Trader
Nancy Keenan	Vice President/Product	None	Ms. Keenan has served in
	Manager (Since June		various capacities within
	2010)		Delaware Investments since
1996
Anu B. Kothari	Vice President/ Equity	Vice President/ Equity	Ms. Kothari has served in
	Analyst	Analyst	various capacities within
Delaware Investments
Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior	Ms. Kropp has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nikhil G. Lalvani	Vice President/ Portfolio	Vice President/Portfolio	Mr. Lalvani has served in
	Manager	Manager	various capacities within
Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Jamie LaScala	Vice President/Product	Vice President/Product	Ms. LaScala has served in
	Manager (Since June	Manager (Since May	various capacities within
	2010)	2010)	Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Equity	Vice President/Senior	Mr. Madden has served in
	Analyst (Since June 2010)	Equity Analyst	various capacities within
Delaware Investments
John P. McCarthy	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various capacities within
Delaware Investments
Brian McDonnell	Vice President/Portfolio	Vice President/Portfolio	Mr. McDonnell has served in
	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
Kelley McKee	Vice President/Equity	None	Ms. McKee has served in
	Analyst (Since June 2010)		various capacities within
Delaware Investments since
2005
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager (Since May	various capacities within
	2010)	2010)	Delaware Investments since
1999
Terrance M. O’Brien	Vice President/Head of	Vice President/Head of	Mr. O’Brien has served in
	Fixed Income Quantitative	Fixed Income Quantitative	various capacities with
	Analysis Department	Analysis Department	Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various capacities within
	Analyst	Analyst	Delaware Investments
Marlene Petter	Vice President/Marketing	None	Ms. Petter has served in various
	Communications (Since		capacities within Delaware
	June 2010)		Investments since
2004
Daniel J. Prislin	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio Manager/	Portfolio Manager/Equity	capacities within Delaware
	Equity Analyst	Analyst	Investments
Gretchen Regan	Vice President/	Vice President/	Ms. Regan has served in various
	Quantitative Analyst	Quantitative Analyst	capacities within Delaware
Investments
Jeffrey W. Rexford	Vice President/Financial	None	Mr. Rexford has served in
	Institutions Sales (since		various capacities within
	June 2010)		Delaware Investments since
2002
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	capacities within Delaware
	Large Cap Value Focus	Large Cap Value Focus	Investments
	Equity	Equity

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various capacities within
Delaware Investments
Debbie A. Sabo	Vice President/Senior	Vice President/Senior	Ms. Sabo has served in various
	Equity Trader/Focus	Equity Trader/Focus	capacities within Delaware
	Growth Equity	Growth Equity	Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various capacities within
Delaware Investments
Bruce Schoenfeld	Vice President/Senior	Vice President/Senior	Mr. Schoenfeld has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		capacities within Delaware
	Treasurer		Investments
Catherine A. Seklecki	Vice President/Sub-	None	Ms. Seklecki has served in
	Advisory Client Services		various capacities within
	(Since June 2010)		Delaware Investments since
1983
Parshv V. Shah	Vice President/ Portfolio	Vice President/Portfolio	Mr. Shah has served in various
	Manager/Equity Analyst	Manager/Equity Analyst	capacities within Delaware
	(Since June 2010)		Investments
Barry Slawter	Vice President/Editorial	None	Mr. Slawter has served in
	Services (Since June		various capacities within
	2010)		Delaware Investments since
2000.
Antonio (Junee)	Vice President/ Structured	Vice President/ Structured	Mr. Tan-Torres has served in
Tan-Torres	Solutions Group	Solutions Group	various capacities within
Delaware Investments
Molly Thompson	Vice President/Product	Vice President/Product	Ms. Thompson has served in
	Manager (Since June	Manager (Since May	various capacities within
	2010)	2010)	Delaware Investments since
1998
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice	Vice	Mr. Wahaidi has served in
	President/Quantitative	President/Quantitative	various capacities within
	Analyst	Analyst (Since May 2011)	Delaware Investments
Jeffrey S. Wang	Vice President/ Equity	Vice President/ Equity	Mr. Wang has served in various
	Analyst	Analyst	capacities within Delaware
Investments
Michael G. Wildstein	Vice President/ Portfolio	Vice President/ Senior	Mr. Wildstein has served in
	Manager	Research Analyst	various capacities within
Delaware Investments

12

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Guojia Zhang	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	capacities within Delaware
Investments
Douglas A. Zinser	Vice President/Senior	Vice President/Senior	Mr. Zinser has served in various
	Research Analyst	Research Analyst	capacities within Delaware
Investments

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
Philip N. Russo	Executive Vice President	None
Jeffrey G. Klepacki	Senior Vice President (Since June	None
2010)
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/ General	Senior Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Aiden J. Redmond, Jr.	Senior Vice President (Since Sept.	None
2011)
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Mathew J. Calabro	Vice President (Since Sept. 2011)	None
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President (Since June 2010)	None
Robert T. Haenn	Vice President (Since June 2010)	None
Marlene D. Petter	Vice President	None

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President (Since June 2010)	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Interim Chief Compliance	Anti-Money Laundering Officer
	Officer/Anti-Money Laundering	(Since Aug. 2011)
Officer (Since Sept. 2011)

(c) Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of December, 2011.

DELAWARE GROUP TAX-FREE FUND

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	December 29, 2011
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	December 29, 2011
Thomas L. Bennett

John A. Fry	*	Trustee	December 29, 2011
John A. Fry

Anthony D. Knerr	*	Trustee	December 29, 2011
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	December 29, 2011
Lucinda S. Landreth

Ann R. Leven	*	Trustee	December 29, 2011
Ann R. Leven

Frances A. Sevilla-Sacasa	*	Trustee	December 29, 2011
Frances A. Sevilla-Sacasa

Janet L. Yeomans	*	Trustee	December 29, 2011
Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 29, 2011
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 29, 2011
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed and filed herewith)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Tax-Free Fund N-1A)

Exhibit No.	Exhibit
EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (December 2011) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (December 2011) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free USA Intermediate Fund

EX-99.e.2	Form of Dealer's Agreement

EX-99.e.3	Form of Registered Investment Advisers Agreement

EX-99.e.4	Form of Bank/Trust Agreement

EX-99.h.1.ii	Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement

EX-99.h.3.i	Amendment No. 2 (January 31, 2011) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2011)

EX-99.n.1.i	Appendix A (October 31, 2011) to Plan under Rule 18f-3

EX-99.q.2	Power of Attorney (September 1, 2011)